UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22123

Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.7% (1.4% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 2,298,542
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	996,230
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
3,290	Total Alabama			3,294,772
	Arizona – 4.8% (4.1% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	928,200
	Bonds, Series 2007, 6.200%, 7/15/32
70	Pima County Industrial Development Authority, Arizona, Choice Education and Development	No Opt. Call	N/R	69,878
	Charter School Revenue Bonds, Series 2006, 6.000%, 6/01/16
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	No Opt. Call	N/R	524,250
	Traditional School Project, Series 2009, 8.500%, 7/01/39
825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	707,933
	Education Center Project, Series 2010, 6.000%, 6/01/40
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,416,380
	2008, 7.000%, 12/01/27
4,325	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	3,887,267
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	887,460
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
10,295	Total Arizona			9,421,368
	California – 17.1% (14.6% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	1,598,243
	Option Bond Trust 2985, 17.806%, 4/01/16 (IF)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,625,320
	5.000%, 12/01/36
1,875	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	Aa3	2,100,225
	and Clinics, Tender Option Bond Trust 3267, 19.980%, 11/15/40 (IF)
565	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008B,	8/17 at 100.00	Baa1	556,271
	5.000%, 2/01/28 (Alternative Minimum Tax)
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	969,930
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,097,930
	2009, 8.500%, 11/01/39
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.710%, 3/01/18 –	No Opt. Call	AA+	1,507,116
	AGM Insured (IF)
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	520,603
	of the West, Series 2010, 6.250%, 10/01/39
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	520,970
	University, Series 2011A, 7.500%, 11/01/41
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,463,778
	Health System, Series 2005A, 5.250%, 7/01/35
500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	AA+	507,980
	Series 2007A, 5.000%, 4/01/31 – BHAC Insured
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,007,360
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
1,125	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	948,870
	Option Bond Trust 3048, 18.502%, 11/15/48 (IF)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A	1,731,880
1,960	6.500%, 12/15/47	12/17 at 100.00	N/R	1,680,132
1,370	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	881,554
	5.250%, 9/01/37
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North	9/14 at 102.00	N/R	828,440
	Special Tax Bonds, Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,500	5.000%, 6/01/33	6/17 at 100.00	Baa3	3,239,497
1,000	5.750%, 6/01/47	6/17 at 100.00	Baa3	748,370
2,500	5.125%, 6/01/47	6/17 at 100.00	Baa3	1,684,725
1,000	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	CCC	670,500
	2005, 5.000%, 8/01/25 – AMBAC Insured
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/13 at 100.00	N/R	951,320
	6.000%, 6/01/35
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	806,268
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 19.168%, 9/01/42 (IF) (6)
700	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	744,604
	Airport, Tender Option Bond Trust 10-27B, 18.070%, 5/15/40 (IF) (6)
500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	506,330
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
500	March Joint Powers Redevelopment Agency March Air Force Base Redevelopment Project, California,	8/21 at 100.00	BBB+	528,820
	Series 2011A, 7.500%, 8/01/41
625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	629,963
	5.250%, 11/01/21
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AA+	2,630,200
	Bond Trust 11780-1, 18.086%, 2/01/27 – AGM Insured (IF)
37,685	Total California			33,687,199
	Colorado – 8.4% (7.2% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,384,095
1,975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,684,853
	Academy, Series 2007A, 5.700%, 5/01/37
1,950	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,768,709
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	834,120
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702,
	18.900%, 1/01/18 (IF) (6)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	902,510
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
218	0.000%, 4/21/14 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	261,409
5,045	6.750%, 4/01/27 (Alternative Minimum Tax) (4), (5)	4/17 at 100.00	N/R	2,078,540
993	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,	No Opt. Call	N/R	99,300
	Series 2007, 0.000%, 4/21/14 (Alternative Minimum Tax) (4), (5)
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	764,500
	5.400%, 12/01/27
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,071,231
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	4,033
	2007, 5.250%, 12/01/36 – RAAI Insured
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	421,585
	2007, 5.000%, 12/01/27 – RAAI Insured
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,003,150
	8.000%, 12/01/25
1,700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	1,871,853
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
500	6.500%, 1/15/30	7/20 at 100.00	Baa3	532,440
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,009,620
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	805,204
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
21,021	Total Colorado			16,397,852
	Connecticut – 0.5% (0.5% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,088,750
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	District of Columbia – 1.5% (1.3% of Total Investments)
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	A–	2,962,600
	11.333%, 10/01/37 (IF) (6)
	Florida – 10.9% (9.4% of Total Investments)
965	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	735,166
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	1,003,820
	6.900%, 5/01/35
995	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	996,970
	Series 2008A, 7.000%, 5/01/37
970	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A	992,436
	Bonds, Series 2003, 6.400%, 5/01/33
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,881,200
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/11 at 100.00	BB+	1,004,200
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,320	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,080,367
	Gardens, Series 2004A, 5.900%, 5/01/35
1,000	Orange County Housoing Finance Authority, Florida, Multifamily Housing Bonds, Buena Vista	1/12 at 100.00	N/R	915,850
	Place II, Series 1999-I, 6.900%, 7/01/39 (Alternative Minimum Tax)
1,140	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	797,498
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	841,591
	6.000%, 5/01/37
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	859,290
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
490	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	383,807
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
1,345	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,315,518
	Series 2007, 6.750%, 5/01/38
2,835	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	2,144,451
	5.400%, 5/01/37
5,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	No Opt. Call	N/R	3,568,649
	5.250%, 5/01/39
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
475	6.000%, 5/01/23	5/13 at 101.00	N/R	438,734
1,750	6.125%, 5/01/35	5/13 at 101.00	N/R	1,553,440
26,100	Total Florida			21,512,987
	Georgia – 2.3% (2.0% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	1,035,490
	7.500%, 1/01/31
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,452,675
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	1,257,060
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
855	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	1/12 at 100.00	BBB–	855,068
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
4,275	Total Georgia			4,600,293
	Illinois – 14.8% (12.7% of Total Investments)
1,000	Bolingbrook, DuPage & Will Counties, Illinois, Special Tax Revenue Bonds, Special Service	4/21 at 100.00	Baa1	796,840
	Areas 2001-1, 2001-2, 2001-3, and 2002-1, Refunding Series 2007, 4.500%, 3/01/32 – NPFG Insured
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	BB–	1,031,310
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,184,626
	8.250%, 7/01/41
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	994,752
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	N/R	1,001,540
	5.500%, 5/15/23
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB+	4,756,993
	Series 2007, 5.000%, 12/01/36
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	492,630
	7.750%, 5/15/30
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	500,050
	7.000%, 5/15/18
1,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	1,254,750
	4702, 21.111%, 11/15/37 (IF) (6)
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,095,624
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa2	1,409,730
2,500	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	2,327,125
	5.500%, 8/01/37
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,071,620
	2009, 6.875%, 8/15/38
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	508,095
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	503,235
	Series 2002, 5.500%, 1/01/22
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B–	1,384,100
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	B–	198,776
200	5.250%, 1/01/36	1/16 at 100.00	B–	140,984
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	826,328
	2010, 6.000%, 6/01/28
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,170	6.200%, 6/01/17	No Opt. Call	N/R	1,167,052
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	2,819,895
1,000	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	1,009,760
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	762,083
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
31,275	Total Illinois			29,237,898
	Indiana – 3.7% (3.2% of Total Investments)
3,100	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,845,366
	System, Series 2006, 5.125%, 8/01/29
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa3	1,718,800
	Guaranteed, Series 2007A, 18.240%, 4/15/17 (IF)
1,000	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments,	7/20 at 100.00	A+	993,150
	Series 2010A, 6.000%, 7/01/40
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	212,265
1,800	5.800%, 9/01/47	9/17 at 100.00	N/R	1,519,506
7,400	Total Indiana			7,289,087
	Kentucky – 0.5% (0.4% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro
	Medical Health System, Series 2010A:
500	6.000%, 6/01/30	6/20 at 100.00	Baa2	510,955
500	6.500%, 3/01/45	No Opt. Call	Baa2	514,145
1,000	Total Kentucky			1,025,100
	Louisiana – 3.4% (2.9% of Total Investments)
500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	519,260
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,664,500
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,021,280
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4), (5)
555	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	A–	551,559
	Series 2001B, 5.875%, 5/15/39
8,555	Total Louisiana			6,756,599
	Maryland – 0.4% (0.3% of Total Investments)
100	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	83,952
	9/01/39 – SYNCORA GTY Insured
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	613,200
	Center, Series 2006A, 5.000%, 12/01/31
1,100	Total Maryland			697,152
	Massachusetts – 0.0% (0.0% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Caa3	63,602
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Michigan – 1.2% (1.0% of Total Investments)
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,524,880
	Montessori Academy, Series 2007, 6.500%, 12/01/37
980	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	783,334
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
2,730	Total Michigan			2,308,214
	Minnesota – 1.5% (1.3% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	2,910,210
	Series 2005, 6.000%, 11/15/35
	Mississippi – 1.0% (0.9% of Total Investments)
975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	948,587
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (5)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	1,001,300
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,975	Total Mississippi			1,949,887
	Missouri – 3.3% (2.8% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,013,490
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A–	1,028,300
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/15 at 103.00	N/R	874,808
	2007A, 5.350%, 6/15/32
1,000	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	960,220
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
990	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Saint Louis, Missouri,	No Opt. Call	N/R	995,366
	Property and Sales Tax Revenue Bonds, Series 2009, 9.000%, 3/01/29
1,894	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/11 at 100.00	N/R	1,601,699
	Project, Series 2008A, 6.300%, 8/22/26
6,984	Total Missouri			6,473,883
	Nevada – 2.0% (1.7% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	AA+	2,693,600
	Tender Option Bond Trust Series 2010-11836, 17.885%, 6/01/16 (IF)
1,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	287,964
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
950	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	870,694
	Revenue Bonds Series 2008A, 6.500%, 6/15/20
4,650	Total Nevada			3,852,258
	New Jersey – 3.3% (2.8% of Total Investments)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,991,640
55	6.400%, 9/15/23 (Alternative Minimum Tax)	9/11 at 100.00	B	54,834
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/11 at 100.00	B	25,017
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	2,995,744
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	1,091,740
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	344,940
	Series 2007-1A, 4.750%, 6/01/34
6,780	Total New Jersey			6,503,915
	New Mexico – 0.7% (0.6% of Total Investments)
495	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	431,323
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	N/R	928,214
	Project, Series 2010A, 5.875%, 7/01/30
1,460	Total New Mexico			1,359,537
	New York – 2.7% (2.3% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
1,000	7.625%, 8/01/25 (Mandatory put 8/01/16) (Alternative Minimum Tax)	8/16 at 101.00	B–	1,031,470
1,000	8.000%, 8/01/28	No Opt. Call	B–	1,044,200
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37	10/17 at 100.00	N/R	278,815
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,125,500
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	916,659
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
625	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	AA	595,700
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704,
	18.435%, 1/15/44 (IF) (6)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	269,041
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,420	Total New York			5,261,385
	North Carolina – 1.8% (1.6% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,579,388
	2007, 5.250%, 10/01/38
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,027,520
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,019,730
3,970	Total North Carolina			3,626,638
	Ohio – 2.0% (1.7% of Total Investments)
500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	378,115
	Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34
1,700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	1,736,720
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,437,750
	Obligated Group, Tender Option Bond Trust 3551, 19.915%, 1/01/17 (IF)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	362,000
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4), (5)
5,450	Total Ohio			3,914,585
	Oklahoma – 0.3% (0.2% of Total Investments)
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/11 at 100.00	B–	43,871
	6.250%, 6/01/20
500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	517,455
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
545	Total Oklahoma			561,326
	Oregon – 0.2% (0.1% of Total Investments)
190	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	8/11 at 100.00	BBB–	190,010
	8/01/25 (Alternative Minimum Tax)
125	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	12/11 at 100.00	Ba2	122,948
	5.700%, 12/01/25
315	Total Oregon			312,958
	Pennsylvania – 2.4% (2.1% of Total Investments)
500	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	537,745
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	877,528
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	207,071
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B,
	19.543%, 8/01/38 (IF) (6)
2,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/11 at 100.00	B	1,835,482
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	962,400
	Trust 4657, 16.302%, 10/01/29 (IF) (6)
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	393,179
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
5,205	Total Pennsylvania			4,813,405
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/11 at 100.00	CCC+	16,580
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
	Rhode Island – 0.2% (0.2% of Total Investments)
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	472,000
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.2% (1.0% of Total Investments)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,740,934
	Series 2007B, 7.700%, 11/01/17 (4), (5)
625	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA+	653,513
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
4,102	Total South Carolina			2,394,447
	Tennessee – 1.3% (1.1% of Total Investments)
500	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	525,860
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (4), (5)	11/17 at 100.00	N/R	112,335
1,000	5.500%, 11/01/46 (4), (5)	11/17 at 100.00	N/R	74,890
1,824	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	1,769,973
4,824	Total Tennessee			2,483,058
	Texas – 8.0% (6.8% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/11 at 100.00	CCC+	715,850
	Series 2007, 5.750%, 12/01/29 (Alternative Minimum Tax)
940	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CC	925,345
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	993,110
	6.000%, 1/01/41
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,337,300
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
10	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/11 at 100.00	CCC+	7,508
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,601,990
	Series 2008A, 6.500%, 8/15/38
975	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	916,403
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,158,829
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	336,407
	5.750%, 1/01/38
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CC	378,998
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CC	712,360
	LLC Project, Series 2003B, 6.150%, 8/01/22
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	268,193
	Lien Series 2008D, 6.250%, 12/15/26
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,086,940
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
970	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter	12/14 at 100.00	BB+	897,784
	School, Series 2004A, 7.000%, 12/01/34
2,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	1,839,360
	2002A, 5.000%, 8/15/42 – AMBAC Insured
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	No Opt. Call	N/R	564,212
	Manor, Series 2010, 7.000%, 11/01/30
17,845	Total Texas			15,740,589
	Utah – 3.3% (2.9% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	455,785
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,276,046
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	4,837,935
	2007A, 5.800%, 6/15/38
7,480	Total Utah			6,569,766
	Virgin Islands – 0.9% (0.8% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	956,270
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	841,880
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
2,000	Total Virgin Islands			1,798,150
	Virginia – 1.5% (1.3% of Total Investments)
50	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/11 at 100.00	Ba2	48,939
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
3,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	1,923,000
	Series 2007B1, 5.000%, 6/01/47
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R	1,052,050
	Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39
4,050	Total Virginia			3,023,989
	Washington – 5.8% (5.0% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	2,842,165
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.625%, 6/01/34 (IF) (6)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	2,971,620
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	5,629,190
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	14,375
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
13,030	Total Washington			11,457,350
	West Virginia – 0.2% (0.2% of Total Investments)
400	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	399,712
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 1.9% (1.6% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	30,260
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	914,350
	2006, 7.000%, 12/01/26
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,024,800
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.005%, 4/01/17 (IF) (6)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	906,560
	Inc., Tender Option Bond Trust 09-3114, 16.404%, 2/15/26 – NPFG Insured (IF)
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	859,500
	Healthcare System, Series 2006, Trust 2187, 15.185%, 8/15/34 (IF)
4,530	Total Wisconsin			3,735,470
$ 263,851	Total Investments (cost $242,603,023) – 116.7%			230,073,871
	Borrowings – (17.8)% (7)			(35,000,000)
	Other Assets Less Liabilities – 1.1% (8)			2,071,018
	Net Assets Applicable to Common Shares – 100%			$ 197,144,889

Investments in Derivatives
Forward Swaps outstanding at July 31, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
Barclays Bank PLC	$35,000,000	Receive	1-Month USD-LIBOR	1.333%	Monthly	4/25/11	4/25/14	$(605,281)
Barclays Bank PLC	6,000,000	Receive	3-Month USD-LIBOR	4.098	Semi-Annually	12/23/11	12/23/35	(255,968)
								$(861,249)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$223,323,183	$6,750,688	$230,073,871
Derivatives:
Forward Swaps*	—	(861,249)	—	(861,249)
Total	$ —	$222,461,934	$6,750,688	$229,212,622
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 3,970,170
Gains (losses):
Net realized gains (losses)	(54,786)
Net change in unrealized appreciation (depreciation)	(1,607,988)
Purchases at cost	821,102
Sales at proceeds	(140,024)
Net discounts (premiums)	—
Transfers in to	3,762,214
Transfers out of	—
Balance at the end of period	$ 6,750,688
* Represents net unrealized appreciation (depreciation).

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on	$ —	Unrealized depreciation on	$861,249
		interest rate swaps*		interest rate swaps*
* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investmestments in derivatives) was $245,609,440.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investmestments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 10,016,096
Depreciation	(25,551,665)
Net unrealized appreciation (depreciation) of investments	$(15,535,569)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(7)	Borrowings as a percentage of Total Investments is 15.2%.
(8)	Other Assets Less Liabilities include the Value and/or the Unrealized Appreciation/Depreciation of
derivative instruments as listed within Investments in Derivatives.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011